INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charges were recognized on intangible assets	$ 0	$ 0	$ 0
Amortization expense of intangible assets	$ 82,000	$ 86,000	$ 45,000